Right-of-use assets and lease liabilities - Carrying amount of lease right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Carrying amount of lease right-of-use assets
Right-of-use assets	$ 1,484	$ 704
Lease liabilities
Current	867	230
Non-current	722	485
Lease liabilities	1,589	715
Addition	1,613	$ 724
Acquisitions through business combinations	$ 1,480